Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Integrated Large Cap Value Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Value Fund
Class Name	Class A
Trading Symbol	ILVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Value Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 39	0.76% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 60,413,790
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 60,413,790
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Walmart, Inc.	3.6%
Exxon Mobil Corp.	2.9%
Citigroup, Inc.	2.5%
American Express Co.	2.2%
Comcast Corp., Class A	2.2%
Chubb Ltd.	2.1%
Cummins, Inc.	2.1%
Expedia Group, Inc.	2.0%
Arch Capital Group Ltd.	2.0%
EOG Resources, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Walmart, Inc.	3.6%
Exxon Mobil Corp.	2.9%
Citigroup, Inc.	2.5%
American Express Co.	2.2%
Comcast Corp., Class A	2.2%
Chubb Ltd.	2.1%
Cummins, Inc.	2.1%
Expedia Group, Inc.	2.0%
Arch Capital Group Ltd.	2.0%
EOG Resources, Inc.	1.9%

Columbia Integrated Large Cap Value Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ILVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Value Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 28	0.55% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 60,413,790
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 60,413,790
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Walmart, Inc.	3.6%
Exxon Mobil Corp.	2.9%
Citigroup, Inc.	2.5%
American Express Co.	2.2%
Comcast Corp., Class A	2.2%
Chubb Ltd.	2.1%
Cummins, Inc.	2.1%
Expedia Group, Inc.	2.0%
Arch Capital Group Ltd.	2.0%
EOG Resources, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Walmart, Inc.	3.6%
Exxon Mobil Corp.	2.9%
Citigroup, Inc.	2.5%
American Express Co.	2.2%
Comcast Corp., Class A	2.2%
Chubb Ltd.	2.1%
Cummins, Inc.	2.1%
Expedia Group, Inc.	2.0%
Arch Capital Group Ltd.	2.0%
EOG Resources, Inc.	1.9%

[1]	Annualized.